Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 1,063	$ 1,751	$ 2,910	$ 3,501
Profit (loss), attributable to owners of parent	1,629	(129)	2,316	2,134
Adjustment to profit (loss) for preference share dividends	1	1	1	1
Loss (gain) on redemption of other changes, equity, net of tax	0	0	0	(10)
Profit (loss), attributable to ordinary equity holders of parent entity	1,628	$ (130)	$ 2,315	$ 2,143
Subsequent Event1
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 522
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	15,645,561,000	16,590,173,000	15,711,554,000	16,670,999,000
Adjusted weighted average number of ordinary shares outstanding	15,854,588,000	16,590,173,000	16,026,670,000	17,090,967,000
Number Of Shares Outstanding And Reserved For Future Issuance	15,596,112,000	16,491,420,000	15,596,112,000	16,491,420,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded		374,406,000
Number of shares issued	15,900,733,509		15,900,733,509		16,180,991,411
Treasury stock, shares	585,579,485		585,579,485		481,473,840
Ordinary shares [member] | Authority granted at 2024 AGM
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(170,000,000)
Ordinary shares [member] | Authority granted at 2025 AGM
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(45,000,000)
Ordinary shares [member] | Subsequent Event1
Earnings per share [line items]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity	(98,000,000)
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	2,607,593,000	2,765,028,000	2,618,592,000	2,778,499,000
Adjusted weighted average number of ordinary shares outstanding	2,642,431,000	2,765,028,000	2,671,111,000	2,848,494,000
Number Of Shares Outstanding And Reserved For Future Issuance	2,599,352,000	2,748,570,000	2,599,352,000	2,748,570,000
Adjusted weighted average number of ordinary shares outstanding, number of shares excluded		62,401,000